Other Components of Equity - Summary of Movement of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Balance at the beginning	₨ 519,135.8		₨ 598,034.7
Gain/(loss) recognized on cash flow hedges	(82,654.9)	$ (1,090.6)	44,248.7	₨ (25,583.4)
(Gain)/loss reclassified to profit or loss	(8,093.1)	(106.8)	10,201.3	49,160.5
Balance at the end	440,564.6	5,812.7	519,135.8	598,034.7
Of the above balance related to:
Equity	440,564.6		519,135.8	598,034.7
Hedging reserve [Member]
Balance at the beginning	(1,222.1)	(16.1)	(41,937.1)	(60,668.2)
Gain/(loss) recognized on cash flow hedges	(84,257.9)	(1,111.7)	38,456.8	(23,130.0)
Income tax relating to gain/loss recognized on cash flow hedges	19,568.5	258.1	(7,356.4)	4,305.8
(Gain)/loss reclassified to profit or loss	(6,213.7)	(82.0)	11,455.9	50,102.9
Income tax relating to gain/loss reclassified to profit or loss	1,264.3	16.7	(2,210.1)	(9,064.7)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	13,656.7	180.2	456.1	(4,299.9)
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges(34.2)	(2,594.8)	(34.2)	(87.3)	817.0
Balance at the end	(59,799.0)	(789.0)	(1,222.1)	(41,937.1)
Of the above balance related to:
Equity	(59,799.0)		(1,222.1)	(41,937.1)
Hedging reserve [Member] | Continued Hedges [Member]
Balance at the beginning	(516.8)		(38,520.7)
Balance at the end	(58,838.9)	(776.3)	(516.8)	(38,520.7)
Of the above balance related to:
Equity	(58,838.9)		(516.8)	(38,520.7)
Hedging reserve [Member] | Discontinued Hedges [Member]
Balance at the beginning	(705.4)		(3,416.4)
Balance at the end	(960.1)	$ (12.7)	(705.4)	(3,416.4)
Of the above balance related to:
Equity	₨ (960.1)		₨ (705.4)	₨ (3,416.4)